Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Telephone  312.964.3500

Fax  312.964.3501

www.stradley.com

Mark R. Greer

Partner

mgreer@stradley.com

312.964.3505

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

June 19, 2020

Re:	Invesco Exchange-Traded Fund Trust II (the “Trust”)

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933 (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 28, 2020, as supplemented on May 29, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International BuyBack Achievers™ ETF, Invesco MSCI Global Timber ETF, Invesco PureBetaSM FTSE Developed ex-North America ETF, Invesco PureBetaSM FTSE Emerging Markets ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF and Invesco S&P International Developed Quality ETF.

Very truly yours, /s/Mark R. Greer Mark R. Greer Partner

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